Subsequent events - Additional Information (Detail)				1 Months Ended	12 Months Ended
	Feb. 14, 2018 USD ($) $ / shares shares	Jan. 09, 2018 USD ($) $ / shares	Jan. 04, 2018 Vessel	Feb. 28, 2018 USD ($) Vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Dividends on preferred shares					$ 64,416,000	$ 53,630,000	$ 53,655,000
Dividends, common stock					83,615,000	152,915,000	144,553,000
Dividends distribution was paid in cash					61,830,000	148,556,000	105,691,000
Dividend reinvestment					21,785,000	4,359,000	38,862,000
Common Shares [Member]
Subsequent Event [Line Items]
Dividend reinvestment					$ 33,000	$ 3,000	$ 21,000
Subsequent Events [Member]
Subsequent Event [Line Items]
Dividends on common share, per share | $ / shares		$ 0.125
Dividends, common stock		$ 16,490,000
Dividends distribution was paid in cash		$ 9,326,000
Subsequent Events [Member] | Three Hundred And Sixty Four Day Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit facility cancelled				$ 120,000,000
Subsequent Events [Member] | Fairfax Financial Holdings Limited [Member]
Subsequent Event [Line Items]
Face value of debt	$ 250,000,000
interest bearing of aggregate principal amount	5.50%
Warrants outstanding | shares	38,461,539
Subsequent Events [Member] | Common Shares [Member]
Subsequent Event [Line Items]
Dividends declared date		Jan. 09, 2018
Dividends date paid		Jan. 30, 2018
Dividends date of record		Jan. 22, 2018
Dividend reinvestment		$ 7,164,000
Subsequent Events [Member] | Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share | $ / shares		$ 0.496875
Dividends declared date		Jan. 09, 2018
Dividends date paid		Jan. 30, 2018
Dividends date of record		Jan. 29, 2018
Subsequent Events [Member] | Series E Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share | $ / shares		$ 0.515625
Dividends declared date		Jan. 09, 2018
Dividends date paid		Jan. 30, 2018
Dividends date of record		Jan. 29, 2018
Subsequent Events [Member] | Series F Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share | $ / shares		$ 0.505868
Dividends declared date		Jan. 09, 2018
Dividends date paid		Jan. 30, 2018
Dividends date of record		Jan. 29, 2018
Subsequent Events [Member] | Series G Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share | $ / shares		$ 0.5125
Dividends declared date		Jan. 09, 2018
Dividends date paid		Jan. 30, 2018
Dividends date of record		Jan. 29, 2018
Subsequent Events [Member] | Series H Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share | $ / shares		$ 0.492188
Dividends declared date		Jan. 09, 2018
Dividends date paid		Jan. 30, 2018
Dividends date of record		Jan. 29, 2018
Subsequent Events [Member] | Series D, Series E, Series F, Series G and Series H Preferred Share [Member]
Subsequent Event [Line Items]
Dividends on preferred shares		$ 16,565,000
Subsequent Events [Member] | Class A Common Shares [Member] | Fairfax Financial Holdings Limited [Member]
Subsequent Event [Line Items]
Number of shares exercisable | shares	1
Warrants exercise price | $ / shares	$ 6.50
MSC Yashi B [Member] | 11000 TEU Newbuilding Vessels [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Number of vessels acquired | Vessel			1
Bareboat charter term			17 years
Maersk Genoa Vessel [Member] | 2500 TEU Newbuilding Vessels [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Number of vessels acquired | Vessel				2